CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 3,464,091	$ 2,806,619
Other receivables	5,622	7,356
Prepayments and other current assets	55,964	1,224,324
Total Current Assets	3,525,677	4,038,299
Non-current assets
Property and equipment, net	183,324	230,218
Long-term deposits	0	19,924
Right-of-use asset	24,613	119,429
Total Assets	3,733,614	4,407,870
Current liabilities
Other payable and accrued expenses	101,164	95,077
Amount due to related parties	3,354,168	3,277,471
Lease payment liability- current	0	103,396
Total Current Liabilities	3,455,332	3,475,944
Non-current liabilities
Total Liabilities	3,455,332	3,475,944
Commitments and contingencies
Shareholders' equity
Ordinary shares (0.001 par value, 100,000,000 shares authorized, 14,333,334 and 14,333,334 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	14,333	14,333
Additional paid-in capital	861,301	861,301
Statutory reserve	154,451	154,451
Accumulated deficit	(730,606)	(59,532)
Accumulated other comprehensive loss	(21,197)	(38,627)
Total Shareholders' Equity	278,282	931,926
Total Liabilities and Shareholders' Equity	$ 3,733,614	$ 4,407,870